Income Taxes - Components of Income Tax Expense (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Federal
Current	$ 1,888	$ 1,885	$ 1,853
Deferred	(126)	(83)	45
Federal income tax	1,762	1,802	1,898
State
Current	331	216	334
Deferred	(6)	14	4
State income tax	325	230	338
Applicable income taxes	$ 2,087	$ 2,032	$ 2,236